Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure - Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer [Abstract]
Assets recognized from the costs to obtain a contract with a customer	¥ 186,074	¥ 148,074